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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|;   Amendment Number:_________________________

          This Amendment (Check only one.): |_| is a restatement.
                                            |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Capital Corporation
Address: First National Tower, 1601 Dodge Street, Suite 3800
         Omaha, Nebraska
         68102

Form 13F File Number: 28-10992

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle M. Swanger
Title:   Assistant Secretary
Phone:   (402) 932-8600

Signature, Place, and Date of Signing:


     /s/ Michelle M. Swanger   Omaha, Nebraska   8/8/06
     -----------------------   ---------------   ------
            [Signature]         [City, State]    [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   __________________________________________________
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   4
Form 13F Information Table Value Total:   $50140
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number    Name

     1     28-05487                McCarthy Group, Inc.
     [Repeat as necessary.]

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                          Form 13F INFORMATIONAL TABLE

   COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                            VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

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

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                          Form 13F INFORMATIONAL TABLE

   COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                           VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

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

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MCCARTHY CAPITAL CORPORATION
Form 13F Information Table
June 30, 2006

                                Voting Authority

                                TITLE OF                 VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                    CLASS     CUSIP       (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
Novastar Financial, Inc.           COM    669947400        2845     90000  SH         Defined      1       90000
Stewart Enterprises Inc. Cl. A     COM    860370105        8938   1554481  SH         Defined      1     1554481
Cabela's Inc Cl A                  COM    126804301       37780   1961579  SH         Defined      1     1961579
NASDAQ Stock Market Inc            COM    631103108         577     19300  SH         Defined      1       19300
REPORT SUMMARY                          4 DATA RECORDS    50140